Inventories	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	November 30, 2025	August 31, 2025
Ore stockpile	$12,860	$9,088
Gold in-circuit	872	988
Gold doré	24	11
Total precious metals inventories	13,756	10,087
Supplies	3,574	2,931
Total inventories	$17,330	$13,018